Acquisitions and dispositions - Narrative (Details) - USD ($) $ in Millions	Apr. 01, 2019	Jan. 29, 2019	Jul. 06, 2018	May 28, 2018
Business Acquisition [Line Items]
Reduction to additional paid in capital		$ 9.4
Empire City
Business Acquisition [Line Items]
Liabilities incurred		$ 246.0
Partnership Interest ( in units )		12,900,000
Carryover value		$ 625.0
Purchase price		$ 634.4		$ 634.0
Northfield
Business Acquisition [Line Items]
Reduction to additional paid in capital	$ 9.4
Carryover value	292.3
Membership interest acquired ( as a percent )			100.00%
Purchase price	$ 305.2		$ 1,100.0